Summary of Significant Accounting Policies - Impact on Industrial Activities of Revenue Recognition Standard on Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 5,031	$ 5,430	[1]
Restricted cash	772	770	[1]
Trade receivables, net	399	496	[1]
Financing receivables, net	19,167	19,795	[1]
Inventories, net	6,726	6,452	[1]
Property, plant and equipment, net	5,901	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates	526	561	[1]
Equipment under operating leases	1,774	1,845	[1]
Goodwill	2,453	2,472	[1]	$ 2,449
Other intangible assets, net	788	792	[1]
Deferred tax assets	591	852	[1]
Derivative assets	98	77	[1]
Other assets	1,874	1,925	[1]
Total Assets	46,100	48,298	[1]
LIABILITIES AND EQUITY
Debt	24,445	25,895	[1]
Trade payables	5,889	6,060	[1]
Deferred tax liabilities	114	94	[1]
Pension, postretirement and other postemployment benefits	1,488	2,300	[1]
Derivative liabilities	108	98	[1]
Other liabilities	8,958	9,594	[1]
Total Liabilities	41,002	44,041	[1]
Total Equity	5,068	4,232	[1]	$ 4,320	$ 4,843
Redeemable noncontrolling interest	30	25	[1]
Total Liabilities and Equity	46,100	48,298	[1]
Industrial Activities
ASSETS
Cash and cash equivalents	4,553	4,901
Restricted cash	0	0
Trade receivables, net	398	490
Financing receivables, net	1,253	1,718
Inventories, net	6,510	6,236
Property, plant and equipment, net	5,899	6,829
Investments in unconsolidated subsidiaries and affiliates	3,126	3,173
Equipment under operating leases	34	35
Goodwill	2,301	2,316
Other intangible assets, net	774	779
Deferred tax assets	635	869
Derivative assets	81	73
Other assets	1,707	1,742
Total Assets	27,271	29,161
LIABILITIES AND EQUITY
Debt	6,347	7,443
Trade payables	5,771	5,936
Deferred tax liabilities	83	94
Pension, postretirement and other postemployment benefits	1,470	2,280
Derivative liabilities	89	88
Other liabilities	8,413	9,063
Total Liabilities	22,173	24,904
Total Equity	5,068	4,232
Redeemable noncontrolling interest	30	25
Total Liabilities and Equity	$ 27,271	29,161
As Previously Reported | Industrial Activities
ASSETS
Cash and cash equivalents		4,901
Trade receivables, net		490
Financing receivables, net		1,718
Inventories, net		6,064
Property, plant and equipment, net		7,001
Investments in unconsolidated subsidiaries and affiliates		3,173
Equipment under operating leases		35
Goodwill		2,316
Other intangible assets, net		779
Deferred tax assets		835
Derivative assets		73
Other assets		1,706
Total Assets		29,091
LIABILITIES AND EQUITY
Debt		7,396
Trade payables		5,936
Deferred tax liabilities		97
Pension, postretirement and other postemployment benefits		2,280
Derivative liabilities		88
Other liabilities		8,869
Total Liabilities		24,666
Total Equity		4,400
Redeemable noncontrolling interest		25
Total Liabilities and Equity		29,091
Impact of New Retirement Benefits Accounting | Industrial Activities | Adjustment Due to Adoption of New Accounting Pronouncements
ASSETS
Inventories, net		172
Property, plant and equipment, net		(172)
Deferred tax assets		34
Other assets		36
Total Assets		70
LIABILITIES AND EQUITY
Debt		47
Deferred tax liabilities		(3)
Other liabilities		194
Total Liabilities		238
Total Equity		(168)
Total Liabilities and Equity		$ 70

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).